LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES
LEASES

NOTE 6 - LEASES

Boston Solar was acquired on April 21, 2022 and has fixed rate non-cancelable operating lease agreements for office, warehouse, and parking real estate, vehicles, and tools. The monthly operating lease payments for real estate are from $4,372 to $18,466 and end September 2027. Vehicle leases range from $644 to $821 per month, and their end dates from December 2023 to September 2026. Tools lease payments are $1,312 per month and end March 2027. Total lease expense for the three months ended September 30, 2022 was $81,420. At April 21, 2022, as part of the acquisition, the Company recognized initial ROU assets and lease liabilities related to Boston Solar of $1,400,278 and $(1,400,278), respectively.

Future minimum operating lease payments are as follows:
Year Ending
December 31
2022 (remainder)	$81,341
2023	325,363
2024	312,726
2025	308,740
2026	303,923
Thereafter	215,819
Total	1,547,912
Less: interest	(232,351)
Present value of lease liabilities	1,315,561
Less: current portion	(244,470)
Lease liability, net of current portion	$1,071,091

NOTE 5 - OBLIGATIONS UNDER OPERATING LEASE

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018, through January 31, 2023 at a monthly base rent of $3,688 through February 2022, then increasing to $3,758 per month beginning February 2022.

Box Pure Air leases approximately 1,653 square feet of office and warehouse space at 145 King Street, Charleston, South Carolina 29401, at a monthly base rent of $4,408.  The lease term is month to month.

On July 2, 2019, the Company executed a lease agreement for an industrial building space in California for 24 months at base rent of $2,400 per month through June 30, 2021, upon which the lease expired.

The above leases are classified as operating leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these operating leases at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020

Office and warehouse facilities	$172,026	$224,037
Accumulated amortization	(137,621)	(144,870)

Total	$34,405	$79,167

Future maturities of obligations under capital leases are as follows:

Twelve months ending December 31,
2022	$45,020
2023	3,758
2024	-

Total minimum lease payments	48,778
Amounts representing interest	(1,261)
$47,517